Quarterly Holdings Report
for
Fidelity® Disciplined Equity Fund
January 31, 2022
FDE-NPRT1-0422
1.813012.117
Common Stocks - 99.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.5%
Entertainment - 1.1%
Live Nation Entertainment, Inc. (a)	33,800	3,701
Netflix, Inc. (a)	42,834	18,296
		21,997
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	26,990	73,037
Class C (a)	13,215	35,865
Meta Platforms, Inc. Class A (a)	177,577	55,628
		164,530
TOTAL COMMUNICATION SERVICES		186,527
CONSUMER DISCRETIONARY - 13.7%
Distributors - 0.5%
LKQ Corp.	39,700	2,179
Pool Corp.	15,700	7,477
		9,656
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc. (a)	3,711	9,115
Domino's Pizza, Inc.	18,500	8,411
Hilton Worldwide Holdings, Inc. (a)	58,366	8,469
Marriott International, Inc. Class A (a)	55,600	8,958
Planet Fitness, Inc. (a)(b)	97,800	8,669
		43,622
Household Durables - 1.3%
D.R. Horton, Inc.	31,600	2,819
Lennar Corp. Class A	81,900	7,871
Mohawk Industries, Inc. (a)	18,800	2,968
NVR, Inc. (a)	2,455	13,078
		26,736
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc. (a)	29,658	88,721
Wayfair LLC Class A (a)	8,200	1,279
		90,000
Multiline Retail - 0.4%
Dollar General Corp.	39,100	8,152
Specialty Retail - 3.3%
Burlington Stores, Inc. (a)	32,500	7,700
Floor & Decor Holdings, Inc. Class A (a)	94,052	10,225
Ross Stores, Inc.	56,000	5,474
The Home Depot, Inc.	86,044	31,576
TJX Companies, Inc.	131,600	9,471
		64,446
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)	14,100	4,706
NIKE, Inc. Class B	150,910	22,345
		27,051
TOTAL CONSUMER DISCRETIONARY		269,663
CONSUMER STAPLES - 2.3%
Beverages - 0.4%
Monster Beverage Corp. (a)	79,100	6,860
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	44,115	22,284
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	51,919	16,188
TOTAL CONSUMER STAPLES		45,332
ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Continental Resources, Inc.	71,400	3,709
Coterra Energy, Inc.	94,900	2,078
Devon Energy Corp.	446,496	22,579
EOG Resources, Inc.	164,367	18,324
Hess Corp.	140,800	12,994
Occidental Petroleum Corp.	103,500	3,899
		63,583
FINANCIALS - 7.9%
Banks - 4.4%
Bank of America Corp.	692,383	31,947
Comerica, Inc.	49,900	4,630
Cullen/Frost Bankers, Inc.	67,600	9,532
JPMorgan Chase & Co.	234,414	34,834
Regions Financial Corp.	232,100	5,324
		86,267
Capital Markets - 3.0%
Coinbase Global, Inc. (a)	12,300	2,339
Moody's Corp.	56,539	19,393
MSCI, Inc.	37,644	20,182
S&P Global, Inc.	43,358	18,003
		59,917
Insurance - 0.5%
American Financial Group, Inc.	9,300	1,212
Arthur J. Gallagher & Co.	56,800	8,971
		10,183
TOTAL FINANCIALS		156,367
HEALTH CARE - 13.9%
Biotechnology - 0.8%
Horizon Therapeutics PLC (a)	163,684	15,277
Health Care Equipment & Supplies - 3.7%
Boston Scientific Corp. (a)	200,529	8,603
DexCom, Inc. (a)	30,448	13,107
IDEXX Laboratories, Inc. (a)	21,293	10,802
Intuitive Surgical, Inc. (a)	46,414	13,190
Masimo Corp. (a)	40,084	8,813
ResMed, Inc.	16,220	3,708
Stryker Corp.	60,835	15,090
		73,313
Health Care Providers & Services - 3.3%
Anthem, Inc.	25,100	11,069
Guardant Health, Inc. (a)	23,400	1,627
HCA Holdings, Inc.	20,500	4,921
Laboratory Corp. of America Holdings (a)	9,700	2,632
UnitedHealth Group, Inc.	94,575	44,693
		64,942
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	27,985	6,620
Life Sciences Tools & Services - 4.9%
Avantor, Inc. (a)	190,973	7,129
Bio-Rad Laboratories, Inc. Class A (a)	12,054	7,229
Bruker Corp.	89,000	5,927
Danaher Corp.	102,845	29,392
Maravai LifeSciences Holdings, Inc. (a)	128,700	3,722
Mettler-Toledo International, Inc. (a)	5,064	7,458
Thermo Fisher Scientific, Inc.	42,500	24,705
West Pharmaceutical Services, Inc.	28,036	11,024
		96,586
Pharmaceuticals - 0.9%
Zoetis, Inc. Class A	89,544	17,890
TOTAL HEALTH CARE		274,628
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.7%
HEICO Corp. Class A	90,347	9,911
L3Harris Technologies, Inc.	39,800	8,330
Lockheed Martin Corp.	19,737	7,680
Northrop Grumman Corp.	23,100	8,545
		34,466
Building Products - 0.6%
Armstrong World Industries, Inc.	20,900	2,070
Fortune Brands Home & Security, Inc.	104,900	9,878
		11,948
Commercial Services & Supplies - 1.4%
Cintas Corp.	41,063	16,077
Copart, Inc. (a)	94,288	12,187
		28,264
Electrical Equipment - 1.3%
AMETEK, Inc.	90,938	12,438
Generac Holdings, Inc. (a)	45,406	12,822
		25,260
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	26,775	11,705
Machinery - 2.0%
Dover Corp.	65,110	11,063
Fortive Corp.	106,100	7,484
IDEX Corp.	46,600	10,040
ITT, Inc.	119,839	11,016
		39,603
Professional Services - 0.6%
CACI International, Inc. Class A (a)	25,000	6,187
CoStar Group, Inc. (a)	41,000	2,877
TriNet Group, Inc. (a)	23,000	1,960
		11,024
Road & Rail - 1.4%
Norfolk Southern Corp.	43,103	11,724
Old Dominion Freight Lines, Inc.	29,950	9,043
Uber Technologies, Inc. (a)	178,513	6,676
		27,443
TOTAL INDUSTRIALS		189,713
INFORMATION TECHNOLOGY - 35.5%
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	118,540	9,435
CDW Corp.	33,873	6,404
Keysight Technologies, Inc. (a)	40,002	6,753
Teledyne Technologies, Inc. (a)	19,897	8,385
Zebra Technologies Corp. Class A (a)	26,141	13,309
		44,286
IT Services - 7.6%
Accenture PLC Class A	78,208	27,653
Block, Inc. Class A (a)	31,292	3,827
EPAM Systems, Inc. (a)	18,100	8,618
Global Payments, Inc.	62,272	9,333
MasterCard, Inc. Class A	93,511	36,131
PayPal Holdings, Inc. (a)	88,231	15,170
VeriSign, Inc. (a)	27,258	5,920
Visa, Inc. Class A	189,734	42,912
		149,564
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	31,000	3,542
Lam Research Corp.	37,167	21,926
NVIDIA Corp.	221,198	54,163
		79,631
Software - 15.8%
Adobe, Inc. (a)	52,859	28,243
ANSYS, Inc. (a)	25,400	8,636
Atlassian Corp. PLC (a)	11,741	3,808
Autodesk, Inc. (a)	36,738	9,177
Cadence Design Systems, Inc. (a)	57,847	8,801
Datadog, Inc. Class A (a)	3,218	470
Dynatrace, Inc. (a)	73,203	4,016
Fortinet, Inc. (a)	44,452	13,213
HubSpot, Inc. (a)	7,362	3,599
Intuit, Inc.	49,626	27,554
Manhattan Associates, Inc. (a)	4,628	620
Microsoft Corp.	502,338	156,211
Paycom Software, Inc. (a)	13,396	4,492
Salesforce.com, Inc. (a)	100,394	23,355
ServiceNow, Inc. (a)	17,052	9,989
Synopsys, Inc. (a)	27,200	8,446
		310,630
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	660,907	115,513
TOTAL INFORMATION TECHNOLOGY		699,624
MATERIALS - 1.7%
Chemicals - 1.0%
Celanese Corp. Class A	9,800	1,526
CF Industries Holdings, Inc.	24,200	1,667
Sherwin-Williams Co.	47,783	13,690
Westlake Chemical Corp.	16,400	1,618
		18,501
Construction Materials - 0.4%
Eagle Materials, Inc.	27,800	4,055
Martin Marietta Materials, Inc.	11,600	4,514
		8,569
Containers & Packaging - 0.1%
Crown Holdings, Inc.	16,800	1,922
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	121,300	4,515
TOTAL MATERIALS		33,507
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	58,700	14,763
SBA Communications Corp. Class A	21,300	6,932
		21,695
Real Estate Management & Development - 0.8%
CBRE Group, Inc.	136,600	13,843
Jones Lang LaSalle, Inc. (a)	4,200	1,053
		14,896
TOTAL REAL ESTATE		36,591
UTILITIES - 0.6%
Electric Utilities - 0.6%
NextEra Energy, Inc.	158,400	12,374
TOTAL COMMON STOCKS (Cost $1,070,284)		1,967,909

Money Market Funds - 0.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.08% (c)	3,254,876	3,256
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	2,499,600	2,500
TOTAL MONEY MARKET FUNDS (Cost $5,756)		5,756

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,076,040)	1,973,665
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,623)
NET ASSETS - 100.0%	1,971,042

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	872	43,179	40,795	-	-	-	3,256	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	1,673	24,588	23,761	-	-	-	2,500	0.0%
Total	2,545	67,767	64,556	-	-	-	5,756

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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